Options and Warrants (Details Narrative) (10-K) - USD ($)				1 Months Ended		3 Months Ended		12 Months Ended
	Dec. 13, 2019	Jun. 04, 2019	Jan. 25, 2019	May 31, 2020	Mar. 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Oct. 31, 2020	Aug. 31, 2020	Dec. 31, 2018
Stock based compensation expense
Number of warrants exercised							4,170,000	4,170,000
Grant and exercise of warrants								2,285,000
Proceeds from warrant exercises							$ 93,342	$ 93,342	$ 137,524
Shares of common stock					8,600,298
Warrant [Member]
Number of warrants exercised									4,365,000
Grant and exercise of warrants								238,118,333	21,850,298
Proceeds from warrant exercises									$ 137,524
Warrants to purchase common stock		6,250,000
Warrants exercise price description		The exercise price per share of common stock under this warrant shall be the lesser of (i) $0.0855, or (ii) 75% of the lowest single trading day closing price during the five trading days prior to the exercise date.
Exercise price of warrants		$ 0.0855
Auctus Note [Member] | Warrant [Member]
Warrants to purchase common stock										200,000,000	7,500,000
Exercise price of warrants										$ 0.15	$ 0.15
EMA Note [Member] | Warrant [Member]
Warrants to purchase common stock										28,333,333
Exercise price of warrants										$ 0.15
Board Members [Member]
Number of warrants cancelled				7,000,000
Board Members [Member] | Warrant [Member]
Number of warrants exercised	7,000,000
Exercise price of warrants	$ 0.03
Two Company Executives [Member]
Warrants issued in exchange for cancellation of salary and interest accruals			$ 348,312
2012 Equity Incentive Plan [Member]
Options outstanding						1,800,000		1,800,000	5,800,000			6,300,000